SCOPE OF CONSOLIDATION - Noncontrolling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Equity attributable to non-controlling interests - FICTS	€ 5,258	€ 4,810
Net profit attributable to non-controlling interests	2,003	956	€ 2,238
Ferrari International Cars Trading (Shanghai) Co. L.t.d.
Disclosure of subsidiaries [line items]
Net profit attributable to non-controlling interests	2,003	956	1,351
Ferrari Financial Services S.p.A.
Disclosure of subsidiaries [line items]
Net profit attributable to non-controlling interests	€ 0	€ 0	€ 887